U.S. SECURITIES AND EXCHANGE COMMISSION

                          Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


1. NAME AND ADDRESS OF ISSUER:

     Dean Witter Select Dimensions Investment Series
     Two World Trade Center, 72nd floor
     New York, New York 10048


2. NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS
   FILED:
     Money Market Portfolio
     North American Government Securities Portfolio
     Diversified Income Portfolio
     Balanced Portfolio
     Utilities Portfolio
     Dividend Growth Portfolio
     Value-Added Market Portfolio
     Core Equity Portfolio
     American Value Portfolio
     Mid-Cap Growth Portfolio
     Global Equity Portfolio
     Developing Growth Portfolio
     Emerging Markets Portfolio

3. INVESTMENT COMPANY ACT FILE NUMBER:   33-54047

   SECURITIES ACT FILE NUMBER:           811-7185


4. LAST DAY OF FISCAL YEAR FOR WHICH THIS NOTICE IS FILED: 12/31/96


5. CHECK BOX IF THIS NOTICE IS BEING FILED MORE THAN 180 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR FOR PURPOSES OF REPORTING SECURITIES SOLD AFTER THE CLOSE OF THE FISCAL YEAR BUT BEFORE
   TERMINATION OF THE ISSUER'S 24F-2 DECLARATION:

                                                [   ]


6. DATE OF TERMINATION OF ISSUER'S DECLARATION UNDER RULE
   24F-2(A)(1), IF APPLICABLE (SEE INSTRUCTION A.6):





7. NUMBER AND AMOUNT OF SECURITIES OF THE SAME CLASS OF SERIES
   WHICH HAD BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 OTHER THAN PURSUANT TO RULE 24F-2 IN A PRIOR FISCAL YEARS, BUT WHICH
   REMAINED UNSOLD AT THE BEGINNING OF THE FISCAL YEAR:



8. NUMBER AND AMOUNT OF SECURITIES REGISTERED DURING THE FISCAL
   YEAR OTHER THAN PURSUANT TO RULE 24F-2:



9.  NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE
    FISCAL YEAR:

    SHARES:  114,598,844                  $565,966,700.23



10. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE
    FISCAL YEAR IN RELIANCE UPON REGISTRATION PURSUANT TO RULE
    24F-2:

    SHARES:  114,598,844                   $565,966,700.23


11. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING THE FISCAL YEAR IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS, IF APPLICABLE (SEE INSTRUCTION B.7):

    SHARES:    3,711,317                    $ 12,781,548.53


12. CALCULATION OF REGISTRATION FEES:

 (i)    AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE
        FISCAL YEAR IN RELIANCE ON RULE 24F-2 (from item 10):
                                         $565,966,700.23


 (ii)   AGGREGATE PRICE OF SHARES ISSUED IN CONNECTION WITH
        DIVIDEND REINVESTMENT PLANS (from item 11, if applicable):
                                         $ 12,781,548.53


 (iii)  AGGREGATE PRICE OF SHARES REDEEMED OR PURCHASED DURING
        THE FISCAL YEAR (if applicable): $101,475,149.94


 (iv)   AGGREGATE PRICE OF SHARES REDEEMED OR PURCHASED AND
        PREVIOUSLY APPLIED AS A REDUCTION TO FILING FEES PURSUANT
        TO RULE 24E-2 (if applicable):   $0


 (v)    NET AGGREGATE PRICE OF SECURITIES SOLD AND ISSUED DURING
        THE FISCAL YEAR END IN RELIANCE ON RULE 24F-2 [line (i),
        plus line (ii), less line (iii), plus line (iv)] (if
        applicable):                     $101,475,149.94

 (vi)   MULTIPLIER PRESCRIBED BY SECTION 6(B) OF THE SECURITIES
        ACT OF 1933 OR OTHER APPLICABLE LAW OR REGULATION (see instruction C.6):
                                             1/3300

 (vii)  FEE DUE [line (i) or line (v) multiplied by line (vi)]:
                                          $0 *****

***** NO FEE IS DUE IN ACCORDANCE WITH THE RESPONSE OF THE OFFICE
OF INSURANCE PRODUCTS, DIVISION OF INVESTMENT MANAGEMENT, REFERENCE 1P-3-95, TO THE AMERICAN COUNCIL OF LIFE INSURANCE, DATED JUNE 20, 1995.

Instruction for Item 12:  Issuers should complete lines (ii),
(iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuers's fiscal year. See instruction C.3.


13.  CHECK BOX IF FEES ARE BEING REMITTED TO THE COMMISSION'S
     LOCKBOX DEPOSITORY AS DESCRIBED IN SECTION 3A OF THE
     COMMISSION'S RULES OF INFORMAL AND OTHER PROCEDURES (17CFR
     202.3A).

                                                  [    ]

     ***** NO FEE IS DUE IN ACCORDANCE WITH THE RESPONSE OF THE
     OFFICE OF INSURANCE PRODUCTS, DIVISION OF INVESTMENT
     MANAGEMENT, REFERENCE 1P-3-95, TO THE AMERICAN COUNCIL OF LIFE INSURANCE, DATED JUNE 20, 1995.

     DATE OF MAILING OR WIRE TRANSFER OF FILING FEES TO THE
     COMMISSION'S LOCKBOX DEPOSITORY:


                                SIGNATURES

      THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE ISSUER AND IN THE CAPACITIES AND ON THE DATES
      INDICATED.

      BY (Signature and Title):        Barry Fink
                                   /s/ Barry Fink
                                Vice President And General Counsel

      DATE:  February 27, 1997

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